Impairment, Restructuring Charges and Other Related Closure Costs - Summary of Impairment, Restructuring Charges and Other Related Closure Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost And Reserve [Line Items]
Impairment	$ (7)	$ (2)
Restructuring charges	2	(19)	$ (42)
Other related closure costs			(3)
Total impairment, restructuring charges and other related closure costs	(5)	(21)	(45)
Set-top Box Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges	2	(19)	(34)
Total impairment, restructuring charges and other related closure costs	2	(19)	(34)
Long-lived Asset Impairment Charge [Member]
Restructuring Cost And Reserve [Line Items]
Impairment	(7)	(2)
Total impairment, restructuring charges and other related closure costs	$ (7)	$ (2)
EPS Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges			5
Total impairment, restructuring charges and other related closure costs			5
$600-650 Million Net Opex Plan [Member]
Restructuring Cost And Reserve [Line Items]
Other related closure costs			(3)
Total impairment, restructuring charges and other related closure costs			(3)
Other Restructuring Initiatives [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges			(13)
Total impairment, restructuring charges and other related closure costs			$ (13)